SHARE-BASED PAYMENTS (Details)		1 Months Ended			12 Months Ended
	Jul. 26, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Option EquityInstruments installment $ / shares shares	Dec. 31, 2021 USD ($) Option installment $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Option					11,000	2,533,781
Exercise price for 1 ADS ($) | $ / shares					$ 2.02	$ 7.05
Number of RSUs granted | EquityInstruments					5,286,695
Expense recognized					$ 5,675,000	$ 10,212,000	$ 4,202,000
Number of options cancelled | Option					1,573,138	575,095
Each option exercisable into number of ordinary shares, ratio | Option					3,950,491	3,615,662
Stock Options | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					2,805,281
Incremental value measured					$ 3,500,000
Expense recognized					$ 3,300,000
Stock Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares					$ 4.3
Expected volatility					58.80%
Risk free interest rate					0.01%
Stock Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares					$ 7.0
Expected volatility					65.28%
Risk free interest rate					2.31%
Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	310,341					2,533,781
Fair value on date of grant						$ 10,222,000
Option term						10 years
Stock Options | 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares						$ 4.28
Expected volatility						64.05%
Risk free interest rate						1.26%
Stock Options | 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares						$ 9.19
Expected volatility						66.65%
Risk free interest rate						1.73%
Stock Options | 2021 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						16
Vesting period						4 years
Stock Options | 2021 | Vesting, services exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Stock Options | 2021 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Stock Options | 2021 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Vesting percentage						0.25%
Stock Options | 2021 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						12
Stock Options | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						40,500
Exercise price for 1 ADS ($) | $ / shares						$ 9.44
Fair value on date of grant						$ 151,000
Stock Options | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						2,036,440
Exercise price for 1 ADS ($) | $ / shares						$ 7.08
Fair value on date of grant						$ 8,274,000
Stock Options | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						22,500
Exercise price for 1 ADS ($) | $ / shares						$ 7.05
Fair value on date of grant						$ 90,000
Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						327,341
Fair value on date of grant						$ 1,377,000
Stock Options | July 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 6.9
Stock Options | July 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 7.08
Stock Options | August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						53,500
Fair value on date of grant						$ 210,000
Stock Options | August 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 6.97
Stock Options | August 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 7.18
Stock Options | September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						12,000
Exercise price for 1 ADS ($) | $ / shares						$ 4.56
Fair value on date of grant						$ 31,000
Stock Options | November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						24,500
Exercise price for 1 ADS ($) | $ / shares						$ 4.54
Fair value on date of grant						$ 63,000
Stock Options | December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						17,000
Exercise price for 1 ADS ($) | $ / shares						$ 2.65
Fair value on date of grant						$ 26,000
Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on date of grant					$ 13,000
Option term					10 years
Stock Options | 2022 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares					$ 1.67
Expected volatility					66.94%
Risk free interest rate					1.73%
Stock Options | 2022 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares					$ 2.45
Expected volatility					67.21%
Risk free interest rate					1.78%
Stock Options | 2022 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					16
Vesting period					4 years
Stock Options | 2022 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period					1 year
Stock Options | 2022 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period					1 year
Stock Options | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Vesting percentage					0.25%
Stock Options | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					12
Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares					$ 2.45
Fair value on date of grant					$ 7,000
Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares					$ 1.67
Fair value on date of grant					$ 6,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on date of grant		$ 100,000	$ 100,000
Shares approved for grant | shares		216,030	216,030
RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					5,464,725
Fair value on date of grant				$ 100,000	$ 8,625,000
Shares approved for grant | shares				140,000
RSUs | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Vesting percentage					50.00%
RSUs | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years
Vesting percentage					50.00%
RSUs | 2022 | Vesting over three year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					12
Vesting period					3 years
RSUs | 2022 | Vesting over two year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					8
Vesting period					2 years
RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					2,060,500
Fair value on date of grant					$ 5,712,000
RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					96,000
Fair value on date of grant					$ 160,000
RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					35,000
Fair value on date of grant					$ 87,000
RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					2,183,500
Fair value on date of grant					$ 1,878,000
RSUs | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					65,000
Fair value on date of grant					$ 56,000
RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					421,309
Fair value on date of grant					$ 352,000
RSUs | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					603,416
Fair value on date of grant					$ 380,000
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited					2,700,000
Shares forfeited, reversed expenses					$ 4,500,000
Shares approved for grant | shares					243,054,523
According to the Award Plan of the Company | Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						2,223,440
According to the Award Plan of the Company | Stock Options | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						40,500
According to the Award Plan of the Company | Stock Options | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						2,036,440
According to the Award Plan of the Company | Stock Options | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						22,500
According to the Award Plan of the Company | Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						17,000
According to the Award Plan of the Company | Stock Options | August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						53,500
According to the Award Plan of the Company | Stock Options | September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						12,000
According to the Award Plan of the Company | Stock Options | November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						24,500
According to the Award Plan of the Company | Stock Options | December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						17,000
According to the Award Plan of the Company | Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					11,000
According to the Award Plan of the Company | Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					5,000
According to the Award Plan of the Company | Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					6,000
According to the Award Plan of the Company | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					5,108,695
According to the Award Plan of the Company | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					1,920,500
According to the Award Plan of the Company | RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					96,000
According to the Award Plan of the Company | RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					35,000
According to the Award Plan of the Company | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					2,018,500
According to the Award Plan of the Company | RSUs | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					65,000
According to the Award Plan of the Company | RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					370,279
According to the Award Plan of the Company | RSUs | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					603,416
To directors | Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						310,341
To directors | Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						310,341
To directors | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					356,030
To directors | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					140,000
To directors | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					165,000
To directors | RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted					51,030